Risk management activities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash	$ 118,230	$ 43,214
Other assets	48,730	41,936
Cash and cash equivalents	123,444	46,834	$ 20,658
Co-investment commitments	76,697	72,848
Reportable segments | Private Strategies Segment
Disclosure of detailed information about financial instruments [line items]
Co-investment commitments	$ 3,000	6,700
Price risk
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 4,100	3,900
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Current debt instruments held	$ 5,200	3,600
Foreign currency risk | US Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 9,200	5,600
Short term investments and co-investments	62,000	63,700
Cash	81,900	24,500
Accounts receivable	31,100	13,200
Other assets	9,400	10,300
Foreign currency risk | US Dollars | Cash-settled RSU's
Disclosure of detailed information about financial instruments [line items]
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	3,800	0
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	75,000
Cash and cash equivalents	123,400	46,800
Co-investments and investments	$ 36,200	$ 24,000
Liquidity risk | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Proprietary investments, percentage	23.00%	12.00%
Liquidity risk | Current investments
Disclosure of detailed information about financial instruments [line items]
Proprietary investments, percentage	44.00%	31.00%